UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01090

Nomura Partners Funds, Inc.

(Exact name of Registrant as specified in charter)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Address of principal executive offices) (Zip Code)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Name and address of agent for service)

COPIES TO:

Counsel of the Corporation

Davis Polk & Wardwell LLP

450 Lexington Avenue

New York, NY 10017

Attention: Nora M. Jordan, Esq.

Registrant’s telephone number, including area code: 1-800-535-2726

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2014

Common Stocks 97.10%

	Shares	Value ($)
Consumer Discretionary 19.33%
Auto Components 3.49%
Bridgestone Corp.	43,300	1,517,512
Denso Corp.	15,100	722,072
Kinugawa Rubber Industrial Co. Ltd.	25,000	127,783
Koito Manufacturing Co. Ltd.	22,900	587,371
NGK Spark Plug Co. Ltd.	64,000	1,808,808
Piolax, Inc.	4,500	173,426
Press Kogyo Co. Ltd.	57,000	218,680
Sumitomo Rubber Industries Ltd.	25,000	361,493
Yorozu Corp.	16,700	331,681

		5,848,826
Automobiles 7.32%
Daihatsu Motor Co. Ltd.	19,900	354,351
Fuji Heavy Industries Ltd.	81,900	2,272,865
Honda Motor Co. Ltd.	62,600	2,189,768
Isuzu Motors Ltd.	114,000	755,309
Mazda Motor Corp.	159,000	747,543
Nissan Motor Co. Ltd.	38,400	364,925
Suzuki Motor Corp.	5,500	172,605
Toyota Motor Corp.	90,300	5,431,920

		12,289,286
Distributors 0.09%
Paltac Corp.	10,600	149,403

Diversified Consumer Services 0.04%
Step Co. Ltd.	7,400	58,941
Take And Give Needs Co. Ltd.	20	273

		59,214
Hotels, Restaurants & Leisure 1.58%
Aeon Fantasy Co.	3,200	41,176
Doutor Nichires Holdings Co. Ltd.	4,500	79,764
H.I.S. Co. Ltd.	4,400	142,312

Common Stocks (continued)

	Shares	Value ($)
Consumer Discretionary (continued)
Hotels, Restaurants & Leisure (continued)
Oriental Land Co. Ltd.	10,500	1,800,243
Resorttrust, Inc.	10,800	215,875
Saint Marc Holdings Co. Ltd.	3,100	166,130
Tosho Co. Ltd.	10,400	214,357

		2,659,857
Household Durables 1.75%
Alpine Electronics, Inc.	10,800	152,553
Fujitsu General Ltd.	16,000	176,666
Panasonic Corp.	30,100	367,423
Sony Corp.	121,900	2,036,117
Starts Corp., Inc.	12,800	203,997

		2,936,756
Internet & Catalog Retail 0.07%
ASKUL Corp.	1,100	29,605
Start Today Co. Ltd.	3,100	81,718

		111,323
Leisure Equipment & Products 0.84%
Namco Bandai Holdings, Inc.	15,000	351,925
Shimano, Inc.	6,300	700,409
Yamaha Corp.	23,000	363,289

		1,415,623
Media 2.16%
CyberAgent, Inc.	7,300	296,062
Dentsu, Inc.	35,800	1,461,078
Fuji Media Holdings, Inc.	8,200	142,649
Kadokawa Corporation	18,400	584,293
Nippon Television Network Corp.	22,600	392,616
Septeni Holdings Co. Ltd.	11,300	122,966
SKY Perfect JSAT Holdings, Inc.	67,000	393,520

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2014

Common Stocks (continued)

Common Stocks (continued)

	Shares	Value ($)
Consumer Discretionary (continued)
Media (continued)
TV Asahi Corp.	12,700	232,468

		3,625,652
Multiline Retail 0.63%
Don Quijote Co. Ltd.	3,600	201,013
Isetan Mitsukoshi Holdings Ltd.	13,800	180,133
J Front Retailing Co. Ltd.	51,000	358,632
Matsuya Co. Ltd.	11,700	127,360
Ryohin Keikaku Co. Ltd.	1,700	193,094

		1,060,232
Specialty Retail 1.36%
ABC-Mart, Inc.	2,300	123,260
Adastria Holdings Co. Ltd.	3,300	77,546
AOYAMA Trading Co. Ltd.	5,500	150,682
Arc Land Sakamoto Co. Ltd.	14,600	310,463
Fast Retailing Co. Ltd.	1,200	395,796
Jin Co. Ltd.	2,200	70,200
K’s Holdings Corp.	4,800	139,356
Shimachu Co. Ltd.	6,300	150,557
United Arrows Ltd.	4,100	165,502
Xebio Co. Ltd.	35,700	699,991

		2,283,353

Total Consumer Discretionary		32,439,525
Consumer Staples 6.58%
Food & Staples Retailing 3.16%
Arcs Co. Ltd.	3,900	82,532
Belc Co. Ltd.	9,300	219,656
Heiwado Co. Ltd.	9,700	148,778
Lawson, Inc.	7,500	563,047
Maxvalu Tokai Co. Ltd.	6,500	91,926
Seven & I Holdings Co. Ltd.	86,300	3,641,883
Sugi Holdings Co. Ltd.	1,900	86,721

	Shares	Value ($)
Consumer Staples (continued)
Food & Staples Retailing (continued)
Welcia Holdings Co. Ltd.	4,950	303,752
Yaoko Co. Ltd.	3,200	169,183

		5,307,478
Food Products 1.53%
Ajinomoto Co., Inc.	23,000	360,433
Ariake Japan Co. Ltd.	4,400	115,933
Calbee, Inc.	10,900	300,977
Ezaki Glico Co. Ltd.	6,000	95,573
Fuji Oil Co. Ltd.	22,500	321,529
Kewpie Corp.	9,900	161,283
MEIJI Holdings Co. Ltd.	16,000	1,061,263
Nippon Meat Packers, Inc.	8,000	156,483

		2,573,474
Household Products 0.60%
Unicharm Corp.	16,800	1,002,389

Personal Products 0.05%
Milbon Co. Ltd.	2,700	91,259

Tobacco 1.24%
Japan Tobacco, Inc.	56,800	2,074,398

Total Consumer Staples		11,048,998
Energy 1.01%
Energy Equipment & Services 0.26%
Modec, Inc.	18,700	446,335

Oil, Gas & Consumable Fuels 0.75%
INPEX Corp.	47,300	720,349
JX Holdings, Inc.	99,300	532,143

		1,252,492

Total Energy		1,698,827
Financials 13.36%
Capital Markets 0.14%
Daiwa Securities Group, Inc.	17,000	147,521

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2014

Common Stocks (continued)

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Capital Markets (continued)
Monex Group, Inc.	23,200	86,048

		233,569
Commercial Banks 6.39%
Bank of Yokohama Ltd.	63,000	363,266
Chiba Bank Ltd.	102,000	721,357
Fukuoka Financial Group, Inc.	155,000	749,512
Hiroshima Bank Ltd.	77,000	368,470
Keiyo Bank Ltd.	39,000	198,340
Mitsubishi UFJ Financial Group, Inc.	827,900	5,085,768
Resona Holdings, Inc.	185,800	1,084,254
Sumitomo Mitsui Financial Group, Inc.	37,200	1,562,035
Sumitomo Mitsui Trust Holdings, Inc.	117,000	535,801
The San-In Godo Bank Ltd.	7,000	52,013

		10,720,816
Consumer Finance 0.63%
Credit Saison Co. Ltd.	18,500	384,709
Hitachi Capital Corp.	23,900	670,121

		1,054,830
Diversified Financial Services 1.31%
Fuyo General Lease Co. Ltd.	9,300	416,570
Mitsubishi UFJ Lease & Finance Co. Ltd.	65,900	379,507
ORIX Corp.	65,500	1,084,827
Ricoh Leasing Co. Ltd.	11,500	328,757

		2,209,661
Insurance 2.86%
Dai-ichi Life Insurance Co. Ltd.	187,900	2,805,522
NKSJ Holdings, Inc.	6,400	172,756
T&D Holdings, Inc.	27,300	371,857

	Shares	Value ($)
Financials (continued)
Insurance (continued)
Tokio Marine Holdings, Inc.	43,900	1,446,491

		4,796,626
Real Estate Management & Development 2.03%
Daibiru Corp.	13,700	140,385
Mitsui Fudosan Co. Ltd.	5,000	169,084
Sumitomo Realty & Development Co. Ltd.	47,000	2,022,315
Tokyo Tatemono Co. Ltd.	15,000	139,057
Tokyu Fudosan Holdings Corp.	118,700	938,651

		3,409,492

Total Financials		22,424,994
Health Care 3.23%
Health Care Equipment & Supplies 0.94%
Asahi Intecc Co. Ltd.	5,500	226,055
Hogy Medical Co. Ltd.	11,100	601,958
Rion Co. Ltd.	5,200	77,895
Sysmex Corp.	9,200	346,018
Terumo Corp.	14,400	322,617

		1,574,543
Health Care Providers & Services 0.12%
Tokai Corp/Gifu	2,600	72,110
Tsukui Corp.	13,600	124,902

		197,012
Pharmaceuticals 2.17%
Astellas Pharma, Inc.	145,900	1,920,619
Chugai Pharmaceutical Co. Ltd.	39,900	1,127,100
Kyowa Hakko Kirin Co. Ltd.	14,000	189,766
Nippon Shinyaku Co. Ltd.	12,000	349,394

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2014

Common Stocks (continued)

Common Stocks (continued)

	Shares	Value ($)
Health Care (continued)
Pharmaceuticals (continued)
Rohto Pharmaceutical Co. Ltd.	4,100	63,832

		3,650,711

Total Health Care		5,422,266
Industrials 28.13%
Air Freight & Logistics 0.52%
Kintetsu World Express, Inc.	5,100	216,738
Yamato Holdings Co. Ltd.	25,900	536,448
Yusen Logistics Co. Ltd.	11,100	126,641

		879,827
Airlines 0.22%
Japan Airlines Co. Ltd.	6,800	376,343

Building Products 1.76%
Bunka Shutter Co. Ltd.	46,000	400,133
Daikin Industries Ltd.	23,300	1,473,767
Komatsu Wall Industry Co. Ltd.	3,700	98,341
Nichias Corp.	17,000	117,413
Noritz Corp.	7,200	142,119
Sanwa Holdings Corp.	39,000	274,665
Sekisui Jushi Corp.	11,000	157,447
Takara Standard Co. Ltd.	19,000	167,600
Takasago Thermal Engineering Co. Ltd.	10,300	122,039

		2,953,524
Commercial Services & Supplies 0.76%
Kokuyo Co. Ltd.	10,200	85,652
Moshi Moshi Hotline, Inc.	13,100	129,149
Nippon Kucho Service Co. Ltd.	10,800	81,840
Sato Holdings Corp.	11,800	310,817
Sohgo Security Services Co. Ltd.	14,200	341,060
Toppan Printing Co. Ltd.	20,000	155,059

	Shares	Value ($)
Industrials (continued)
Commercial Services & Supplies (continued)
Tosho Printing Co. Ltd.	35,000	168,506

		1,272,083
Construction & Engineering 3.74%
JGC Corp.	29,000	882,648
Kajima Corp.	497,000	2,200,823
Kandenko Co. Ltd.	26,000	151,301
Kyudenko Corp.	16,000	155,936
Maeda Road Construction Co. Ltd.	15,000	259,886
Meisei Industrial Co. Ltd.	22,000	126,112
Nippo Corp.	13,000	218,975
Obayashi Corp.	55,000	393,188
Penta-Ocean Construction Co. Ltd.	60,100	199,649
Shimizu Corp.	22,000	155,995
Taikisha Ltd.	12,700	296,647
Taisei Corp.	205,000	1,136,899
Yurtec Corp.	17,000	104,650

		6,282,709
Electrical Equipment 4.80%
Mabuchi Motor Co. Ltd.	4,700	356,829
Mitsubishi Electric Corp.	269,000	3,328,127
Nidec Corp.	16,300	1,002,203
Nissin Electric Co. Ltd.	37,000	243,685
Sumitomo Electric Industries Ltd.	212,900	3,002,377
Toyo Tanso Co. Ltd.	5,500	119,160

		8,052,381
Industrial Conglomerates 0.71%
Toshiba Corp.	255,000	1,192,775

Machinery 10.83%
Daifuku Co. Ltd.	22,800	320,183
Ebara Corp.	198,000	1,253,669
FANUC Corp.	4,100	708,515

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2014

Common Stocks (continued)

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Machinery (continued)
Hino Motors Ltd.	11,800	162,912
Hitachi Zosen Corp.	95,300	490,966
Hosokawa Micron Corp.	12,000	75,415
Kito Corp.	1,600	38,727
Komatsu Ltd.	85,700	1,992,830
Komori Corp.	26,300	335,814
Kubota Corp.	94,000	1,335,498
Makino Milling Machine Co. Ltd.	103,000	888,691
Makita Corp.	14,800	914,141
Minebea Co. Ltd.	59,000	664,435
Mitsubishi Heavy Industries Ltd.	712,000	4,450,566
Nabtesco Corp.	6,800	150,607
Nippon Sharyo Ltd.	19,000	78,525
Nippon Thompson Co. Ltd.	15,000	78,743
NSK Ltd.	99,000	1,290,505
Obara Group, Inc.	5,800	251,619
Oiles Corp.	24,400	538,993
ShinMaywa Industries Ltd.	36,000	317,850
SMC Corp.	3,900	1,045,819
Tocalo Co. Ltd.	4,600	77,260
Toshiba Machine Co. Ltd.	75,000	349,377
Tsubakimoto Chain Co.	43,000	355,163

		18,166,823
Marine 0.31%
Nippon Yusen K.K.	177,000	510,919

Professional Services 0.20%
Nihon M&A Center, Inc.	5,300	151,548
Temp Holdings Co. Ltd.	5,500	181,305

		332,853
Road & Rail 1.45%
East Japan Railway Co.	10,800	851,795
Hamakyorex Co. Ltd.	1,400	42,326

	Shares	Value ($)
Industrials (continued)
Road & Rail (continued)
Hankyu Hanshin Holdings, Inc.	119,000	679,882
Nippon Express Co. Ltd.	73,000	354,321
Seino Holdings Co. Ltd.	30,000	341,420
Senko Co. Ltd.	30,000	157,030

		2,426,774
Trading Companies & Distributors 2.47%
Hanwa Co. Ltd.	66,000	285,914
Inabata & Co. Ltd.	10,700	100,707
Iwatani Corp.	12,000	85,202
Kanamoto Co. Ltd.	6,300	251,312
Marubeni Corp.	21,000	153,845
Mitsubishi Corp.	52,100	1,085,342
Mitsui & Co. Ltd.	103,300	1,658,903
MonotaRO Co. Ltd.	3,600	99,582
Sumitomo Corp.	26,300	355,656
Trusco Nakayama Corp.	3,000	75,535

		4,151,998
Transportation Infrastructure 0.36%
Mitsubishi Logistics Corp.	25,000	375,101
Sumitomo Warehouse Co. Ltd.	40,000	228,559

		603,660

Total Industrials		47,202,669
Information Technology 10.87%
Communications Equipment 0.05%
Hitachi Kokusai Electric, Inc.	6,000	83,253

Computers & Peripherals 0.46%
NEC Corp.	119,000	380,247
Seiko Epson Corp.	9,300	395,397

		775,644

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2014

Common Stocks (continued)

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
Electronic Equipment, Instruments & Components 5.68%
Alps Electric Co. Ltd.	11,800	151,872
Citizen Holdings Co. Ltd.	112,600	885,587
Hamamatsu Photonics K.K.	3,200	157,247
Hitachi High -Technologies Corp.	23,200	552,928
Hitachi Ltd.	507,000	3,720,709
Japan Aviation Electronics Industry Ltd.	20,000	431,292
Keyence Corp.	3,200	1,399,712
Macnica, Inc.	11,200	374,570
Maruwa Co. Ltd/Aichi	3,800	156,177
Murata Manufacturing Co. Ltd.	1,900	178,222
Nichicon Corp.	10,200	83,293
Nippon Chemi-Con Corp. *	30,000	87,232
Oki Electric Industry Co. Ltd.	38,000	84,576
Osaki Electric Co. Ltd.	16,000	89,994
Panasonic Industrial Devices SUNX Co. Ltd.	17,300	81,521
Siix Corp.	13,300	237,403
TDK Corp.	15,300	718,996
Yaskawa Electric Corp.	11,000	133,519

		9,524,850
Internet Software & Services 0.04%
F@N Communications, Inc.	1,800	29,536
Kakaku.com, Inc.	2,100	36,875

		66,411
IT Services 2.95%
Fujitsu Ltd.	291,000	2,186,083
IT Holdings Corp.	10,900	187,522
LAC Co. Ltd.	14,200	82,537
NEC Networks & System Integration Corp.	15,200	370,832
NS Solutions Corp.	21,300	582,245

	Shares	Value ($)
Information Technology (continued)
IT Services (continued)
NTT Data Corp.	4,600	177,009
Poletowin Pitcrew Holdings, Inc.	10,900	138,435
SCSK Corp.	26,200	739,846
Transcosmos, Inc.	22,800	490,340

		4,954,849
Office Electronics 0.42%
Ricoh Co. Ltd.	30,800	367,839
Toshiba TEC Corp.	49,000	345,000

		712,839
Semiconductors & Semiconductor Equipment 0.44%
Rohm Co. Ltd.	9,100	522,932
Sanken Electric Co. Ltd.	26,000	215,343

		738,275
Software 0.83%
DTS Corp.	4,400	81,835
Fuji Soft, Inc.	8,100	180,382
Nintendo Co. Ltd.	4,600	551,258
NSD Co. Ltd.	7,100	93,533
OBIC Business Consultants Co. Ltd.	14,500	478,592

		1,385,600

Total Information Technology		18,241,721
Materials 9.70%
Chemicals 5.42%
ADEKA Corp.	29,300	393,678
Arakawa Chemical Industries Ltd.	2,100	27,781
Asahi Kasei Corp.	94,000	720,646
Daicel Corp.	77,000	737,125
DIC Corp.	492,000	1,313,780
Hitachi Chemical Co. Ltd.	23,600	391,097

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2014

Common Stocks (continued)

Common Stocks (continued)

	Shares	Value ($)
Materials (continued)
Chemicals (continued)
JSP Corp.	11,700	210,247
JSR Corp.	9,600	164,963
Kansai Paint Co. Ltd.	27,000	452,240
KUREHA Corp.	38,000	207,687
LINTEC Corp.	6,400	128,800
Mitsui Chemicals, Inc.	200,000	547,696
Nitto Denko Corp.	11,200	525,842
NOF Corp.	25,000	178,609
Shikoku Chemicals Corp.	20,000	154,337
Shin-Etsu Chemical Co. Ltd.	6,700	407,865
Taiyo Holdings Co. Ltd.	8,700	269,983
Takasago International Corp.	26,000	124,104
Takiron Co. Ltd.	15,000	85,381
Toray Industries, Inc.	213,000	1,402,559
Toyo Ink SC Holdings Co. Ltd.	131,000	647,398

		9,091,818
Construction Materials 0.08%
Japan Pile Corp.	15,300	135,363

Containers & Packaging 0.50%
FP Corp.	5,000	174,373
Fuji Seal International, Inc.	6,600	205,514
Rengo Co. Ltd.	75,000	358,904
The Pack Corp.	4,900	96,932

		835,723
Metals & Mining 3.51%
Asahi Holdings, Inc.	4,700	80,957
Chubu Steel Plate Co. Ltd.	31,700	140,746
Dowa Holdings Co. Ltd.	21,000	198,613
Godo Steel Ltd.	71,000	113,713
Hitachi Metals Ltd.	25,000	379,184
JFE Holdings, Inc.	18,600	384,438
Kyoei Steel Ltd.	19,700	358,034

	Shares	Value ($)
Materials (continued)
Metals & Mining (continued)
Nippon Steel & Sumitomo Metal Corp.	611,000	1,957,295
Osaka Steel Co. Ltd.	22,200	389,608
Sumitomo Metal Mining Co. Ltd.	45,000	731,978
UACJ Corporation	157,000	593,078
Yamato Kogyo Co. Ltd.	18,900	554,809

		5,882,453
Paper & Forest Products 0.19%
Oji Holdings Corp.	79,000	325,888

Total Materials		16,271,245
Telecommunication Services 3.62%
Diversified Telecommunication Services 1.75%
Nippon Telegraph and Telephone Corp.	47,000	2,935,429

Wireless Telecommunication Services 1.87%
KDDI Corp.	31,300	1,913,315
Okinawa Cellular Telephone Co.	4,100	110,487
Softbank Corp.	14,900	1,108,597

		3,132,399

Total Telecommunication Services		6,067,828
Utilities 1.27%
Electric Utilities 0.38%
Tohoku Electric Power Co., Inc.	54,400	639,673

Gas Utilities 0.49%
Tokyo Gas Co. Ltd.	141,000	824,829

Independent Power Producers & Energy Traders 0.40%
Electric Power Development Co. Ltd.	20,600	670,118

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2014

Common Stocks (continued)

	Shares	Value ($)
Utilities (continued)
Total Utilities		2,134,620
Total Common Stock (Cost $117,486,114)		162,952,693

Total Investments 97.10% (Cost $117,486,114)		162,952,693

Other Assets Less Liabilities 2.90%		4,870,629

Net Assets 100.00%		167,823,322

*	Non income-producing security.

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2014

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$162,952,693	$—	$162,952,693

Total Investments	$—	$162,952,693	$—	$162,952,693

There were no transfers between Level 1, 2, or 3 as of June 30, 2014, based upon the valuation input levels assigned to securities on September 30, 2013.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

Corporate Obligations 89.64%

	Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Automotive 3.23%
Auto Loans 0.04%
General Motors Financial Co., Inc.
	25,000	4.25	05/15/23	25,031

Auto Parts & Equipments 3.14%
Affinia Group, Inc.
	100,000	7.75	05/01/21	105,750
Chassix Holdings, Inc.
	75,000	10.00	12/15/18(a),(b)	75,938
Dana Holding Corp.
	75,000	5.38	09/15/21	78,750
	200,000	6.00	09/15/23	213,000
Exide Technologies, Inc.
	50,000	8.63	02/01/18(c)	30,375
Gestamp Funding Luxembourg SA
	200,000	5.63	05/31/20(b)	209,500
EUR	200,000	5.88	05/31/20(b)	293,715
Lear Corp.
	25,000	5.38	03/15/24	25,813
Schaeffler Finance BV
	200,000	6.88	08/15/18(b)	211,750
EUR	100,000	2.75	05/15/19(b)	137,702
EUR	100,000	3.25	05/15/19(b)	137,847
EUR	100,000	3.50	05/15/22(b)	137,957
Stackpole International Intermediate / Stackpole International Powder / Stackpl
	125,000	7.75	10/15/21(b)	131,250

				1,789,347
Automakers 0.05%
Oshkosh Corp.
	25,000	5.38	03/01/22	25,875

Total Automotive				1,840,253

Corporate Obligations (continued)

	Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Banking 5.44%
Banking 5.44%
Bank of America Corp.
	225,000	5.20	12/31/49	216,562
Barclays Bank PLC
	300,000	7.63	11/21/22	343,200
	200,000	7.75	04/10/23	222,850
EUR	200,000	8.00	12/15/49	299,603
Credit Agricole SA
	200,000	7.88	01/29/49(b)	218,750
Credit Suisse Group AG
	200,000	6.25	12/31/49(b)	201,650
JPMorgan Chase & Co.
	100,000	6.75	01/29/49	108,125
	100,000	5.00	12/29/49	100,159
	100,000	5.15	12/29/49	96,375
	75,000	6.00	12/29/49	76,875
	125,000	6.13	12/29/49	128,338
Lloyds Banking Group PLC
	380,000	7.50	12/31/49	405,270
Popular, Inc.
	25,000	7.00	07/01/19	25,500
Royal Bank of Scotland Group PLC
	350,000	7.64	12/31/49	375,812
Societe Generale SA
	200,000	6.00	12/31/49(b)	197,250
The Goldman Sachs Group, Inc.
	25,000	5.70	12/31/49	25,955
Wells Fargo & Co.
	50,000	5.90	12/29/49	53,163

				3,095,437

Total Banking				3,095,437

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

Corporate Obligations (continued)

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Basic Industry 9.88%
Building Materials 4.47%
Allegion US Holding Co.
25,000	5.75	10/01/21(b)	26,438
American Builders & Contractors Supply Co., Inc.
50,000	5.63	04/15/21(b)	51,875
Associated Materials LLC / AMH New Finance, Inc.
25,000	9.13	11/01/17(a)	26,031
Builders FirstSource, Inc.
75,000	7.63	06/01/21(b)	80,437
Building Materials Holding Corp.
175,000	9.00	09/15/18(b)	189,437
Cemex Finance LLC
200,000	6.00	04/01/24(b)	208,750
Cemex SAB de CV
350,000	9.00	01/11/18(b)	378,000
CPG Merger Sub, LLC
100,000	8.00	10/01/21(b)	105,750
Gibraltar Industries, Inc.
25,000	6.25	02/01/21	26,125
HD Supply, Inc.
300,000	11.50	07/15/20	361,500
Headwaters, Inc.
50,000	7.25	01/15/19(a),(b)	53,125
Masonite International Corp.
25,000	8.25	04/15/21(b)	27,375
New Enterprise Stone & Lime Co., Inc.
113,027	13.00	03/15/18	127,721
Nortek, Inc.
75,000	8.50	04/15/21	83,250
Rexel SA
200,000	5.25	06/15/20(b)	209,000
RSI Home Products, Inc.
75,000	6.88	03/01/18(b)	80,250

	Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Basic Industry (continued)
Building Materials (continued)
Summit Materials LLC / Summit Materials Finance Corp.
	50,000	10.50	01/31/20	56,375
The Hillman Group, Inc.
	50,000	6.38	07/15/22(b)	50,250
USG Corp.
	100,000	6.30	11/15/16	108,500
Xella Holdco Finance SA
EUR	200,000	9.13	09/15/18(b)	295,769

				2,545,958
Chemicals 1.14%
Axiall Corp.
	50,000	4.88	05/15/23	49,938
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC
	225,000	9.00	11/15/20	230,625
Kissner Milling Co. Ltd.
	75,000	7.25	06/01/19(b)	77,437
NOVA Chemicals Corp.
	50,000	5.25	08/01/23(b)	54,812
Polymer Group, Inc.
	25,000	6.88	06/01/19(b)	25,500
PolyOne Corp.
	25,000	5.25	03/15/23	25,813
Taminco Global Chemical Corp.
	45,000	9.75	03/31/20(b)	50,512
TPC Group, Inc.
	25,000	8.75	12/15/20(b)	27,813
Trinseo Materials Operating SCA
	100,000	8.75	02/01/19	108,000

				650,450
Forestry & Paper 1.23%
Ainsworth Lumber Co., Ltd.
	225,000	7.50	12/15/17(b)	238,219

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

Corporate Obligations (continued)

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Basic Industry (continued)
Forestry & Paper (continued)
Boise Cascade Co.
25,000	6.38	11/01/20	27,000
Cascades, Inc.
50,000	5.50	07/15/22(b)	50,062
Resolute Forest Products, Inc.
250,000	5.88	05/15/23	247,500
Verso Paper Holdings LLC / Verso Paper, Inc.
25,000	8.75	02/01/19	11,750
Weyerhaeuser Real Estate Co.
75,000	4.38	06/15/19(b)	75,469
50,000	5.88	06/15/24(b)	51,625

			701,625
Metals & Mining Excluding Steel 2.06%
Alpha Natural Resources, Inc.
25,000	6.00	06/01/19	18,313
25,000	7.50	08/01/20(b)	24,250
75,000	6.25	06/01/21	53,437
Arch Coal, Inc.
50,000	7.00	06/15/19	38,125
AuRico Gold, Inc.
25,000	7.75	04/01/20(b)	24,875
Cloud Peak Energy Resources LLC
25,000	6.38	03/15/24	26,250
Coeur Mining, Inc.
25,000	7.88	02/01/21	25,250
Compass Minerals International, Inc.
75,000	4.88	07/15/24(b)	75,375
Constellium NV
250,000	5.75	05/15/24(b)	262,812
First Quantum Minerals Ltd.
200,000	7.25	05/15/22(b)	209,000
Hecla Mining Co.
50,000	6.88	05/01/21	49,875

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Basic Industry (continued)
Metals & Mining Excluding Steel (continued)
Murray Energy Corp.
50,000	8.63	06/15/21(b)	54,375
Noranda Aluminum Acquisition Corp.
25,000	11.00	06/01/19	24,938
Peabody Energy Corp.
50,000	6.25	11/15/21	50,062
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
50,000	7.38	02/01/20(b)	53,625
Thompson Creek Metals Co., Inc.
100,000	7.38	06/01/18	99,250
50,000	12.50	05/01/19	56,750
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp.
25,000	9.75	06/15/19(b)	25,594

			1,172,156
Steel Producers & Products 0.98%
AK Steel Corp.
75,000	8.38	04/01/22	79,875
Allegheny Technologies, Inc.
25,000	5.88	08/15/23	27,469
ArcelorMittal
100,000	10.35	06/01/19	128,500
50,000	5.75	08/05/20	53,938
175,000	6.00	03/01/21	190,094
Commercial Metals Co.
50,000	4.88	05/15/23	49,000
United States Steel Corp.
25,000	6.88	04/01/21	26,750

			555,626

Total Basic Industry			5,625,815

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

Corporate Obligations (continued)

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Capital Goods 5.60%
Aerospace & Defense 0.80%
Alliant Techsystems, Inc.
25,000	5.25	10/01/21(a),(b)	25,938
CBC Ammo LLC / CBC FinCo, Inc.
25,000	7.25	11/15/21(a),(b)	25,938
Colt Defense, LLC / Colt Finance Corp.
75,000	8.75	11/15/17	61,875
GenCorp, Inc.
100,000	7.13	03/15/21	109,750
Spirit AeroSystems, Inc.
50,000	5.25	03/15/22(b)	50,875
TransDigm, Inc.
75,000	6.00	07/15/22(b)	77,156
50,000	6.50	07/15/24(b)	52,125
Triumph Group, Inc.
50,000	5.25	06/01/22(b)	50,312

			453,969
Diversified Capital Goods 1.28%
Belden, Inc.
25,000	5.25	07/15/24(b)	25,312
Gates Global LLC / Gates Global Co.
150,000	6.00	07/15/22(b)	150,750
Griffon Corp.
50,000	5.25	03/01/22	49,875
Harbinger Group, Inc.
100,000	7.75	01/15/22	102,875
NANA Development Corp.
225,000	9.50	03/15/19(b)	220,500
Titan International, Inc.
75,000	6.88	10/01/20	76,500
Unifrax I, LLC
100,000	7.50	02/15/19(b)	105,000

			730,812

	Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Capital Goods (continued)
Machinery 1.13%
Cleaver-Brooks, Inc.
	150,000	8.75	12/15/19(b)	168,562
CNH Industrial Capital LLC
	25,000	3.38	07/15/19(b)	24,844
Emeco Pty Ltd.
	200,000	9.88	03/15/19(b)	206,250
Milacron, LLC
	125,000	7.75	02/15/21(b)	137,500
Neovia Logistics International Holdings, LLC
	75,000	10.00	02/15/18(b)	78,000
Waterjet Holdings, Inc.
	25,000	7.63	02/01/20(b)	26,625

				641,781
Packaging 2.39%
Ardagh Finance Holdings SA
EUR	100,000	8.38	06/15/19(b)	138,642
Ardagh Packaging Finance PLC
	200,000	6.25	01/31/19(b)	205,500
	200,000	6.75	01/31/21(b)	207,000
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
	200,000	6.00	06/30/21(b)	200,750
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is
	50,000	5.63	12/15/16(b)	51,375
BOE Intermediate Holding Corp. PIK
	82,234	9.00	11/01/17(b)	86,294
Mustang Merger Corp.
	100,000	8.50	08/15/21(b)	109,500
Reynolds Group Issuer, Inc.
	150,000	9.00	04/15/19	159,562
Sealed Air Corp.
	25,000	8.38	09/15/21(b)	28,750

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

Corporate Obligations (continued)

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Capital Goods (continued)
Packaging (continued)
25,000	5.25	04/01/23(b)	25,500
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
75,000	6.38	05/01/22(b)	76,125
Tekni-Plex, Inc.
65,000	9.75	06/01/19(b)	72,963

			1,361,961

Total Capital Goods			3,188,523
Consumer Cyclical 5.23%
Department Stores 0.28%
JC Penney Corp., Inc.
50,000	7.95	04/01/17	50,750
Neiman Marcus Group Ltd., Inc.
100,000	8.00	10/15/21(a),(b)	108,250

			159,000
Discount Stores 0.10%
99 Cents Only Stores
50,000	11.00	12/15/19	55,625

Food & Drug Retailers 0.93%
BI-LO, LLC / BI-LO Finance Corp.
50,000	8.63	09/15/18(b)	50,875
Rite Aid Corp.
100,000	6.75	06/15/21	108,750
75,000	7.70	02/15/27	84,187
75,000	6.88	12/15/28(b)	76,313
Roundy’s Supermarkets, Inc.
75,000	10.25	12/15/20(a),(b)	79,594
Tops Holding II Corp.
125,000	8.75	06/15/18	130,937

			530,656

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Consumer Cyclical (continued)
Household & Leisure Products 0.13%
Icon Health & Fitness, Inc.
75,000	11.88	10/15/16(b)	74,156

Restaurants 1.61%
Checkers Drive-In Restaurants, Inc.
150,000	11.00	12/01/17(b)	168,375
Landry’s Holdings II, Inc.
675,000	10.25	01/01/18(b)	718,875
Landry’s, Inc.
25,000	9.38	05/01/20(b)	27,625

			914,875
Specialty Retail 1.67%
Asbury Automotive Group, Inc.
25,000	8.38	11/15/20	27,875
Burlington Holdings, LLC
5,000	9.00	02/15/18(b)	5,138
Express Finance Corp.
250,000	8.75	03/01/18	263,125
Michaels FinCo Holdings, LLC / Michaels FinCo, Inc.
125,000	7.50	08/01/18(b)	128,281
PC Nextco Holdings, LLC / PC Nextco Finance, Inc.
250,000	8.75	08/15/19(b)	256,562
rue21, Inc.
25,000	9.00	10/15/21(a),(b)	18,375
Sally Holdings LLC / Sally Capital, Inc.
25,000	5.50	11/01/23	25,813
Sonic Automotive, Inc.
100,000	5.00	05/15/23	98,750
Spencer Spirit Holdings, Inc.
125,000	9.00	05/01/18(b)	128,388

			952,307

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

Corporate Obligations (continued)

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Consumer Cyclical (continued)
Specialty Retail 0.51%
Claire’s Stores, Inc.
50,000	8.88	03/15/19	43,750
Conn’s, Inc.
50,000	7.25	07/15/22(b)	50,375
DriveTime Automotive Group, Inc. / DT Acceptance Corp.
50,000	8.00	06/01/21(b)	51,250
First Cash Financial Services, Inc.
25,000	6.75	04/01/21(b)	26,687
Group 1 Automotive, Inc.
50,000	5.00	06/01/22(b)	50,250
Guitar Center, Inc.
50,000	6.50	04/15/19(b)	49,625
The Gymboree Corp.
25,000	9.13	12/01/18	16,813

			288,750

Total Consumer Cyclical			2,975,369
Consumer Non-Cyclical 2.60%
Beverages 0.18%
Cott Beverages, Inc.
100,000	5.38	07/01/22(b)	100,375

Consumer Products 1.32%
American Achievement Corp.
200,000	10.88	04/15/16(b)	206,500
Armored Autogroup, Inc.
100,000	9.25	11/01/18	105,750
Central Garden and Pet Co.
25,000	8.25	03/01/18	26,063
NBTY, Inc.
250,000	9.00	10/01/18	265,625
Revlon Consumer Products Corp.
25,000	5.75	02/15/21	25,813

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Consumer Non-Cyclical (continued)
Consumer Products (continued)
Spectrum Brands, Inc.
50,000	6.63	11/15/22	54,375
Visant Corp.
75,000	10.00	10/01/17	70,312

			754,438
Food-Wholesale 1.05%
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is
100,000	6.00	06/15/17(a),(b)	102,750
Diamond Foods, Inc.
25,000	7.00	03/15/19(b)	26,250
Hearthside Group Holdings LLC/Hearthside Finance Co.
100,000	6.50	05/01/22(b)	100,250
JBS Investments GmbH
200,000	7.75	10/28/20(a),(b)	215,000
JBS USA, LLC / JBS USA Finance, Inc.
25,000	7.25	06/01/21(b)	26,937
KeHE Distributors, LLC / KeHE Finance Corp.
25,000	7.63	08/15/21(b)	27,297
Post Holdings, Inc.
25,000	6.75	12/01/21(b)	26,625
25,000	7.38	02/15/22(b)	27,094
25,000	6.00	12/15/22(b)	25,531
Wells Enterprises, Inc.
20,000	6.75	02/01/20(b)	21,075

			598,809
Tobacco 0.05%
Vector Group Ltd.
25,000	7.75	02/15/21(b)	26,750

Total Consumer Non-Cyclical			1,480,372

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

Corporate Obligations (continued)

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Energy 12.44%
Energy Exploration & Production 7.00%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp.
50,000	9.63	10/15/18	52,750
Antero Resources Finance Corp.
75,000	5.38	11/01/21	78,094
Approach Resources, Inc.
50,000	7.00	06/15/21	52,375
Athlon Holdings LP / Athlon Finance Corp.
100,000	6.00	05/01/22(b)	103,750
Chesapeake Energy Corp.
150,000	5.38	06/15/21	160,500
125,000	4.88	04/15/22	129,531
Cimarex Energy Co.
50,000	4.38	06/01/24	51,063
Denbury Resources, Inc.
50,000	5.50	05/01/22	51,187
25,000	4.63	07/15/23	24,380
Denver Parent Corp.
50,000	12.25	08/15/18(b)	48,375
Energy XXI Gulf Coast, Inc.
100,000	7.50	12/15/21	107,500
Halcon Resources Corp.
75,000	9.75	07/15/20	82,219
400,000	8.88	05/15/21	432,000
Hilcorp Energy I LP / Hilcorp Finance Co.
100,000	5.00	12/01/24(b)	100,250
Laredo Petroleum, Inc.
75,000	5.63	01/15/22	77,906
150,000	7.38	05/01/22	168,375
Magnum Hunter Resources Corp.
175,000	9.75	05/15/20	194,250
Memorial Resource Development Corp.
50,000	5.88	07/01/22(b)	50,625

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Energy (continued)
Energy Exploration & Production (continued)
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC
150,000	9.25	06/01/21	165,375
Northern Oil and Gas, Inc.
25,000	8.00	06/01/20	26,813
Parsley Energy LLC / Parsley Finance Corp.
25,000	7.50	02/15/22(b)	26,813
Quicksilver Resources, Inc.
325,000	9.13	08/15/19	303,062
Sanchez Energy Corp.
125,000	6.13	01/15/23(b)	129,375
SandRidge Energy, Inc.
75,000	7.50	03/15/21	81,656
175,000	8.13	10/15/22	193,594
25,000	7.50	02/15/23	27,250
Seven Generations Energy Ltd.
100,000	8.25	05/15/20(b)	110,500
Seventy Seven Energy, Inc.
100,000	6.50	07/15/22(b)	102,625
Shelf Drilling Holdings Ltd.
600,000	8.63	11/01/18(b)	645,000
Tullow Oil PLC
200,000	6.25	04/15/22(b)	207,750

			3,984,943
Gas Distribution 2.63%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
50,000	6.13	03/01/22(a),(b)	52,875
Ferrellgas LP / Ferrellgas Finance Corp.
25,000	6.75	01/15/22(a),(b)	26,250
Gibson Energy, Inc.
25,000	6.75	07/15/21(b)	27,188

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

Corporate Obligations (continued)

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Energy (continued)
Gas Distribution (continued)
Global Partners LP/GLP Finance Corp.
25,000	6.25	07/15/22(b)	25,094
Hiland Partners Finance Corp.
75,000	7.25	10/01/20(b)	82,125
Hiland Partners LP / Hiland Partners Finance Corp.
25,000	5.50	05/15/22(b)	25,375
Kinder Morgan Inc/DE
75,000	5.00	02/15/21(b)	78,187
LBC Tank Terminals Holding Netherlands BV
200,000	6.88	05/15/23(b)	211,500
Martin Midstream Partners LP / Martin Midstream Finance Corp.
50,000	7.25	02/15/21	53,250
Penn Virginia Resource Finance Corp.
50,000	6.50	05/15/21	54,750
Regency Energy Partners LP
25,000	5.88	03/01/22	27,219
Rose Rock Midstream LP / Rose Rock Finance Corp.
75,000	5.63	07/15/22(b)	76,125
Sabine Pass Liquefaction LLC
100,000	5.63	02/01/21	106,250
100,000	5.63	04/15/23(b)	104,500
100,000	5.75	05/15/24(b)	104,375
Southern Star Central Corp.
75,000	5.13	07/15/22(b)	75,750
Suburban Propane Partners LP/Suburban Energy Finance Corp.
75,000	5.50	06/01/24	76,125
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
75,000	7.50	07/01/21	82,125
Tesoro Corp.
50,000	5.13	04/01/24	50,625
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
100,000	6.13	10/15/21	107,250

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Energy (continued)
Gas Distribution (continued)
The Williams Cos., Inc.
25,000	4.55	06/24/24	25,298
25,000	5.75	06/24/44	25,305

			1,497,541
Oil Field Equipment & Services 2.18%
Expro Finance Luxembourg SCA
100,000	8.50	12/15/16(b)	104,875
Hercules Offshore, Inc.
150,000	7.50	10/01/21(b)	149,625
50,000	6.75	04/01/22(b)	47,687
Offshore Group Investment Ltd.
75,000	7.13	04/01/23	76,500
Pacific Drilling SA
150,000	5.38	06/01/20(b)	147,750
Parker Drilling Co.
25,000	6.75	07/15/22(b)	26,125
Pioneer Energy Services Corp.
50,000	6.13	03/15/22(b)	51,937
Precision Drilling Corp.
25,000	5.25	11/15/24(b)	25,188
Sanjel Corp.
200,000	7.50	06/19/19(b)	200,500
Seadrill Ltd.
200,000	6.63	09/15/20(b)	204,500
Seitel, Inc.
25,000	9.50	04/15/19	27,000
SESI LLC
25,000	7.13	12/15/21	28,313
Sidewinder Drilling, Inc.
75,000	9.75	11/15/19(b)	76,500

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

Corporate Obligations (continued)

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Energy (continued)
Oil Field Equipment & Services (continued)
Tervita Corp.
75,000	8.00	11/15/18(b)	78,375

			1,244,875
Oil Refining & Marketing 0.63%
United Refining Co.
325,000	10.50	02/28/18	356,687

Total Energy			7,084,046
Financial Services 5.12%
Banking 0.43%
Commerzbank AG
200,000	8.13	09/19/23(b)	243,523

Brokerage 0.74%
KCG Holdings, Inc.
125,000	8.25	06/15/18(b)	133,281
LBG Capital No.1 PLC
240,000	8.00	12/29/49(b)	266,280
Oppenheimer Holdings, Inc.
19,000	8.75	04/15/18	20,378

			419,939
Cons/Comm/Lease Financing 3.50%
ACE Cash Express, Inc.
100,000	11.00	02/01/19(b)	82,250
Aircastle Ltd.
25,000	4.63	12/15/18	25,813
50,000	5.13	03/15/21	51,875
CNG Holdings Inc/OH
25,000	9.38	05/15/20(b)	21,031
Community Choice Financial, Inc.
50,000	10.75	05/01/19	43,000
Fly Leasing Ltd.
200,000	6.75	12/15/20	213,500
Intrepid Aviation Group Holdings LLC
50,000	6.88	02/15/19(b)	52,875

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Financial Services (continued)
Cons/Comm/Lease Financing (continued)
iPayment Holdings, Inc.
114,936	15.00	11/15/18	41,377
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
25,000	7.38	10/01/17	27,062
Nationstar Mortgage, LLC
50,000	6.50	08/01/18	51,750
200,000	9.63	05/01/19	224,000
225,000	6.50	06/01/22	226,125
Patriot Merger Corp.
100,000	9.00	07/15/21(b)	109,500
Prospect Holding Co. LLC / Prospect Holding Finance Co.
75,000	10.25	10/01/18(a),(b)	74,625
SLM Corp.
100,000	5.50	01/15/19	106,500
25,000	8.00	03/25/20	28,969
75,000	5.50	01/25/23	74,437
125,000	6.13	03/25/24	127,031
Springleaf Finance Corp.
200,000	6.90	12/15/17	222,500
50,000	6.00	06/01/20	52,000
25,000	7.75	10/01/21	28,250
25,000	8.25	10/01/23	28,625
TMX Finance, LLC / TitleMax Finance Corp.
75,000	8.50	09/15/18(b)	79,875

			1,992,970
Investments & Misc Financial Services 0.45%
American Capital Ltd.
50,000	6.50	09/15/18(b)	53,500
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
100,000	3.50	03/15/17	101,375

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

Corporate Obligations (continued)

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Financial Services (continued)
Investments & Misc Financial Services (continued)
100,000	4.88	03/15/19	103,250

			258,125

Total Financial Services			2,914,557
Financials 0.91%
Cons/Comm/Lease Financing 0.65%
Ally Financial, Inc.
50,000	4.75	09/10/18	53,188
125,000	3.50	01/27/19	126,525
50,000	8.00	03/15/20	60,875
100,000	8.00	11/01/31	128,250

			368,838
Diversified Financial Services 0.26%
Citigroup, Inc.
100,000	5.35	12/31/49	96,383
50,000	5.95	12/31/49	50,562

			146,945
Total Financials			515,783
Healthcare 4.43%
Health Care Providers & Services 1.21%
Envision Healthcare Corp.
75,000	5.13	07/01/22(b)	75,844
inVentiv Health, Inc.
25,000	11.00	08/15/18(b)	24,000
Kindred Healthcare, Inc.
75,000	6.38	04/15/22(b)	75,750
OnCure Holdings, Inc.
35,714	11.75	01/15/17	39,642
100,000	11.75	05/15/17	—
Opal Acquisition, Inc.
175,000	8.88	12/15/21(a),(b)	184,844

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Healthcare (continued)
Health Care Providers & Services (continued)
Sabra Health Care LP
50,000	5.50	02/01/21	52,625
Select Medical Corp.
25,000	6.38	06/01/21(b)	26,250
Service Corp. International/US
175,000	5.38	01/15/22	182,000
25,000	5.38	05/15/24(b)	25,594

			686,549
Health Facilities 1.01%
Acadia Healthcare Co., Inc.
25,000	5.13	07/01/22(b)	25,188
Amsurg Corp.
25,000	5.63	11/30/20	25,375
Aviv Healthcare Properties LP
25,000	6.00	10/15/21	26,625
CHS/Community Health Systems, Inc.
25,000	6.88	02/01/22(b)	26,625
HCA Holdings, Inc.
75,000	7.75	05/15/21	82,406
LifePoint Hospitals, Inc.
75,000	5.50	12/01/21(a),(b)	78,750
MPT Operating Partnership LP / MPT Finance Corp.
50,000	6.38	02/15/22	53,875
Tenet Healthcare Corp.
25,000	5.00	03/01/19(b)	25,406
200,000	8.13	04/01/22	232,000

			576,250
Managed Care 0.28%
MPH Acquisition Holdings LLC
100,000	6.63	04/01/22(b)	105,000
WellCare Health Plans, Inc.
50,000	5.75	11/15/20	53,500

			158,500

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

Corporate Obligations (continued)

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Healthcare (continued)
Medical Products 0.49%
Alere, Inc.
50,000	6.50	06/15/20	52,750
Crimson Merger Sub, Inc.
175,000	6.63	05/15/22(b)	173,906
Hologic, Inc.
25,000	6.25	08/01/20	26,500
Teleflex, Inc.
25,000	5.25	06/15/24(b)	25,313

			278,469
Pharmaceuticals 1.44%
Endo Finance Co.
125,000	5.75	01/15/22(a),(b)	127,812
Endo Finance LLC & Endo Finco, Inc.
50,000	5.38	01/15/23(b)	50,063
Forest Laboratories, Inc.
50,000	5.00	12/15/21(a),(b)	54,918
Par Pharmaceutical Cos., Inc.
75,000	7.38	10/15/20	81,000
Pinnacle Merger Sub, Inc.
75,000	9.50	10/01/23(b)	83,719
Salix Pharmaceuticals Ltd.
50,000	6.00	01/15/21(a),(b)	53,750
Valeant Pharmaceuticals International
250,000	6.88	12/01/18(b)	262,500
50,000	7.25	07/15/22(b)	54,187
VPII Escrow Corp.
50,000	6.75	08/15/18(b)	54,000

			821,949

Total Healthcare			2,521,717

Insurance 0.45%
Insurance Brokerage 0.09%
Onex USI Acquisition Corp.
50,000	7.75	01/15/21(b)	51,625

	Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Insurance (continued)
Monoline Insurance 0.22%
MBIA Insurance Corp.
	125,000	11.49	01/15/33(b)	98,437
MBIA, Inc.
	25,000	7.15	07/15/27	26,625

				125,062
Property & Casualty 0.14%
Hockey Merger Sub 2, Inc.
	75,000	7.88	10/01/21(b)	80,719

Total Insurance				257,406
Media 5.97%
Media Broadcast 1.35%
Clear Channel Communications, Inc.
	150,000	10.75	08/01/16	151,312
	19,814	11.00	08/01/16	19,987
	25,000	10.00	01/15/18(b)	24,281
	100,000	9.00	12/15/19	107,000
Gray Television, Inc.
	125,000	7.50	10/01/20	135,313
Sinclair Television Group, Inc.
	75,000	5.38	04/01/21	75,844
	100,000	6.38	11/01/21	106,875
Sirius XM Radio, Inc.
	75,000	4.63	05/15/23(b)	72,000
	75,000	6.00	07/15/24(b)	78,188

				770,800
Media Cable 2.31%
Altice Finco SA
EUR	100,000	9.00	06/15/23(b)	159,215
Cablevision Systems Corp.
	75,000	8.00	04/15/20	85,453

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

Corporate Obligations (continued)

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Media (continued)
Media Cable (continued)
CCO Holdings Capital Corp.
200,000	5.13	02/15/23	202,500
125,000	5.75	09/01/23	130,000
50,000	5.75	01/15/24	51,250
Cequel Communications Holdings I, LLC
100,000	5.13	12/15/21(b)	100,125
CSC Holdings LLC
50,000	5.25	06/01/24(b)	49,313
DISH DBS Corp.
50,000	5.13	05/01/20	52,687
25,000	6.75	06/01/21	28,563
25,000	5.88	07/15/22	27,188
50,000	5.00	03/15/23	51,063
Mediacom Broadband Corp.
25,000	5.50	04/15/21(b)	25,406
RCN Telecom Services, LLC / RCN Capital Corp.
75,000	8.50	08/15/20(b)	80,625
Virgin Media Finance PLC
200,000	6.38	04/15/23(b)	218,000
Wave Holdco LLC / Wave Holdco Corp.
50,000	8.25	07/15/19(b)	51,562

			1,312,950
Media Diversified 0.09%
Gannett Co., Inc.
25,000	7.13	09/01/18	26,219
25,000	5.13	07/15/20(b)	25,781

			52,000
Media Services 1.01%
Affinion Investments, LLC
153,000	13.50	08/15/18(b)	159,885
CBS Outdoor Americas Capital LLC
50,000	5.25	02/15/22(b)	51,500
25,000	5.63	02/15/24(b)	25,875

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Media (continued)
Media Services (continued)
Clear Channel Worldwide Holdings, Inc.
50,000	7.63	03/15/20	54,188
MDC Partners, Inc.
25,000	6.75	04/01/20(b)	26,500
Nielsen Finance Llc/co 04/22 5
75,000	5.00	04/15/22(b)	75,937
The Nielsen Co. Luxembourg SARL
150,000	5.50	10/01/21(b)	155,625
WMG Acquisition Corp.
25,000	5.63	04/15/22(b)	25,219

			574,729
Printing & Publishing 1.21%
Baker & Taylor Acquisitions Corp.
25,000	15.00	04/01/17(b)	23,750
Harland Clarke Holdings Corp.
25,000	6.88	03/01/20(b)	26,594
75,000	9.25	03/01/21(b)	78,844
MPL 2 Acquisition Canco, Inc.
75,000	9.88	08/15/18(b)	81,187
ProQuest Notes Co.
350,000	9.00	10/15/18(b)	371,875
RR Donnelley & Sons Co.
25,000	7.88	03/15/21	28,875
25,000	7.00	02/15/22	27,687
50,000	6.00	04/01/24	50,625

			689,437

Total Media			3,399,916
Real Estate 0.40%
Real Estate Development & Management 0.31%
Forestar USA Real Estate Group, Inc.
25,000	8.50	06/01/22(b)	26,000

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

Corporate Obligations (continued)

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Real Estate (continued)
Real Estate Development & Management (continued)
Hunt Cos., Inc.
25,000	9.63	03/01/21(b)	26,312
Kennedy-Wilson, Inc.
25,000	5.88	04/01/24	25,438
Realogy Group LLC / Realogy Co-Issuer Corp.
100,000	4.50	04/15/19(b)	100,250

			178,000
Real Estate Investment Trusts (REITs) 0.09%
DuPont Fabros Technology LP
50,000	5.88	09/15/21	52,500

Total Real Estate			230,500
Services 13.00%
Airlines 1.11%
Air Canada
50,000	6.75	10/01/19(b)	54,437
50,000	8.75	04/01/20(b)	56,250
125,000	7.75	04/15/21(b)	133,125
Air Canada 2013-1 Class B Pass Through Trust
24,040	5.38	11/15/22(b)	24,881
Air Canada 2013-1 Class C Pass Through Trust
25,000	6.63	05/15/18(b)	26,005
Allegiant Travel Co.
25,000	5.50	07/15/19	25,531
Continental Airlines, Inc.
100,000	6.13	04/29/18	107,000
Hawaiian Airlines 2013-1 Class B Pass Through Certificates
25,000	4.95	01/15/22	24,813
United Airlines 2014-1 Class B Pass Through Trust
25,000	4.75	10/11/23	25,406
United Airlines, Inc.
50,000	6.75	09/15/15(b)	50,563

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Services (continued)
Airlines (continued)
United Continental Holdings, Inc.
25,000	6.38	06/01/18	27,063
US Airways 2012-2 Class C Pass Through Trust
25,000	5.45	06/03/18	25,813
US Airways Group, Inc.
50,000	6.13	06/01/18	52,937

			633,824
Building & Construction 1.31%
Ashton Woods USA, LLC
150,000	6.88	02/15/21(b)	150,375
AV Homes, Inc.
50,000	8.50	07/01/19(b)	50,812
Beazer Homes USA, Inc.
25,000	5.75	06/15/19(b)	25,063
50,000	7.25	02/01/23	52,062
Century Communities, Inc.
25,000	6.88	05/15/22(b)	25,688
DR Horton, Inc.
75,000	5.75	08/15/23	80,812
K Hovnanian Enterprises, Inc.
75,000	7.00	01/15/19(b)	76,734
Mattamy Group Corp.
25,000	6.50	11/15/20(b)	25,750
Meritage Homes Corp.
25,000	4.50	03/01/18	25,813
Modular Space Corp.
25,000	10.25	01/31/19(b)	26,375
Taylor Morrison Communities, Inc.
75,000	5.63	03/01/24(b)	74,625
William Lyon Homes, Inc.
25,000	5.75	04/15/19(b)	25,750
25,000	8.50	11/15/20	28,094
Woodside Homes Co., LLC / Woodside Homes Finance, Inc.
75,000	6.75	12/15/21(b)	76,875

			744,828

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

Corporate Obligations (continued)

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Services (continued)
Environmental 0.05%
Covanta Holding Corp.
25,000	5.88	03/01/24	25,969

Gaming 1.22%
Caesars Entertainment Operating Co., Inc.
25,000	11.25	06/01/17	23,000
150,000	9.00	02/15/20	125,625
Choctaw Resort Development Enterprise
100,000	7.25	11/15/19(b)	99,250
GLP Capital LP / GLP Financing II, Inc.
25,000	4.88	11/01/20(a),(b)	25,813
Isle of Capri Casinos, Inc.
25,000	5.88	03/15/21	25,406
MGM Resorts International
25,000	8.63	02/01/19	29,906
Mohegan Tribal Gaming Authority
25,000	9.75	09/01/21	27,875
Peninsula Gaming Corp.
25,000	8.38	02/15/18(b)	26,875
Penn National Gaming, Inc.
50,000	5.88	11/01/21(a),(b)	47,375
Pinnacle Entertainment, Inc.
25,000	7.50	04/15/21	27,000
175,000	6.38	08/01/21	185,500
Sugarhouse HSP Gaming Finance Corp.
50,000	6.38	06/01/21(b)	49,250

			692,875
Hotels 0.09%
Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp.
25,000	5.63	10/15/21(b)	26,609

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Services (continued)
Hotels (continued)
RHP Hotel Properties LP / RHP Finance Corp.
25,000	5.00	04/15/21	25,063

			51,672
Leisure 0.63%
Carlson Travel Holdings, Inc.
200,000	7.50	08/15/19(b)	204,500
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp.
75,000	5.38	06/01/24(b)	76,031
MISA Investments Ltd.
25,000	8.63	08/15/18(b)	25,656
Palace Entertainment Holdings LLC / Palace Entertainment Holdings Corp.
50,000	8.88	04/15/17(a),(b)	51,969

			358,156
Railroads 0.23%
AAF Holdings LLC/AAF Finance Co.
25,000	12.00	07/01/19(b)	25,781
Florida East Coast Holdings Corp.
25,000	6.75	05/01/19(b)	26,469
25,000	9.75	05/01/20(b)	26,531
Watco Finance Corp.
50,000	6.38	04/01/23(b)	51,250

			130,031
Support Services 6.01%
APX Group, Inc.
600,000	8.75	12/01/20	612,000
ARAMARK Corp.
25,000	5.75	03/15/20	26,563
Ashtead Capital, Inc.
200,000	6.50	07/15/22(a),(b)	219,500
Audatex North America, Inc.
25,000	6.00	06/15/21(a),(b)	26,813

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

Corporate Obligations (continued)

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Services (continued)
Support Services (continued)
50,000	6.13	11/01/23(a),(b)	53,625
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
75,000	5.13	06/01/22(b)	75,281
Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.
100,000	5.50	04/01/23	102,750
BC Luxco 1 SA
150,000	7.38	01/29/20(b)	155,250
Compiler Finance Sub, Inc.
50,000	7.00	05/01/21(b)	51,000
Flexi-Van Leasing, Inc.
100,000	7.88	08/15/18(b)	108,500
Garda World Security Corp.
100,000	7.25	11/15/21(b)	105,625
H&E Equipment Services, Inc.
25,000	7.00	09/01/22	27,750
Igloo Holdings Corp.
325,000	8.25	12/15/17(b)	331,906
Interactive Data Corp.
50,000	5.88	04/15/19(b)	51,000
Jurassic Holdings III, Inc.
125,000	6.88	02/15/21(b)	127,812
Michael Baker Holdings LLC / Micahel Baker Finance Corp.
25,000	8.88	04/15/19(b)	25,125
Michael Baker International LLC / CDL Acquisition Co., Inc.
25,000	8.25	10/15/18(b)	26,750
Monitronics International, Inc.
25,000	9.13	04/01/20	26,813
NES Rentals Holdings, Inc.
75,000	7.88	05/01/18(b)	80,250
Outerwall, Inc.
50,000	5.88	06/15/21(b)	50,625

	Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Services (continued)
Support Services (continued)
Pinnacle Operating Corp.
	75,000	9.00	11/15/20(b)	81,562
The Geo Group, Inc.
	50,000	5.88	01/15/22	52,750
TMS International Corp.
	25,000	7.63	10/15/21(b)	26,875
Transfield Services Ltd.
	25,000	8.38	05/15/20(b)	25,813
Travelport Holdings, Inc.
	414,789	13.88	03/01/16(b)	429,307
	150,000	11.88	09/01/16	153,562
Trionista Holdco GmbH
EUR	100,000	5.00	04/30/20(b)	144,009
Trionista TopCo GmbH
EUR	100,000	6.88	04/30/21(b)	149,196
Vander Intermediate Holding II Corp.
	25,000	9.75	02/01/19(b)	26,688
West Corp.
	50,000	5.38	07/15/22(b)	49,625

				3,424,325
Theaters & Entertainment 0.54%
Cinemark USA, Inc.
	25,000	5.13	12/15/22	25,719
Live Nation Entertainment, Inc.
	75,000	5.38	06/15/22(b)	76,312
NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp.
	100,000	5.00	08/01/18(b)	104,000
Regal Entertainment Group
	50,000	5.75	03/15/22	52,125
	25,000	5.75	06/15/23	25,812
	25,000	5.75	02/01/25	25,438

				309,406

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

Corporate Obligations (continued)

Corporate Obligations (continued)

	Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Services (continued)
Transportation Excluding Air & Rail 1.81%
CMA CGM SA
	150,000	8.50	04/15/17(b)	155,625
Hapag-Lloyd AG
EUR	100,000	7.75	10/01/18(b)	146,569
Jack Cooper Holdings Corp.
	150,000	9.25	06/01/20(b)	165,562
JCH Parent, Inc.
	75,000	10.50	03/15/19(b)	75,562
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc.
	125,000	8.13	11/15/21(a),(b)	131,250
Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc.
	25,000	7.25	05/01/22(b)	26,063
syncreon Global Finance US, Inc.
	200,000	8.63	11/01/21(b)	204,000
Teekay Offshore Partners LP/Teekay Offshore Finance Corp.
	100,000	6.00	07/30/19	100,750
The Kenan Advantage Group, Inc.
	25,000	8.38	12/15/18(a),(b)	26,812

				1,032,193

Total Services				7,403,279
Technology & Electronics 5.64%
Electronics 1.09%
Advanced Micro Devices, Inc.
	75,000	6.75	03/01/19(b)	80,156
	150,000	7.00	07/01/24(b)	153,563
Artesyn Escrow, Inc.
	100,000	9.75	10/15/20(b)	99,250
Entegris, Inc.
	25,000	6.00	04/01/22(b)	25,875

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Technology & Electronics (continued)
Electronics (continued)
Freescale Semiconductor, Inc.
75,000	5.00	05/15/21(b)	77,250
150,000	6.00	01/15/22(a),(b)	160,125
Sanmina Corp.
25,000	4.38	06/01/19(b)	25,031

			621,250
Software & Services 3.27%
Activision Blizzard, Inc.
50,000	5.63	09/15/21(b)	54,000
Allen Systems Group, Inc.
75,000	10.50	11/15/16(b)	39,750
Ancestry.com, Inc.
175,000	9.63	10/15/18(b)	181,781
175,000	11.00	12/15/20	206,062
Bankrate, Inc.
25,000	6.13	08/15/18(b)	26,656
BMC Software Finance, Inc.
125,000	8.13	07/15/21(b)	129,219
Boxer Parent Co., Inc.
50,000	9.00	10/15/19(b)	49,000
Ceridian HCM Holding, Inc.
50,000	11.00	03/15/21(b)	58,000
Ceridian LLC / Comdata, Inc.
25,000	8.13	11/15/17(b)	25,313
Eagle Midco, Inc.
50,000	9.00	06/15/18(b)	51,875
First Data Corp.
175,000	10.63	06/15/21	204,750
228,750	11.75	08/15/21	272,498
First Data Holdings, Inc.
78,594	14.50	09/24/19(b)	87,731
iPayment, Inc.
75,000	10.25	05/15/18	68,250

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

Corporate Obligations (continued)

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Technology & Electronics (continued)
Software & Services (continued)
NCR Escrow Corp.
25,000	5.88	12/15/21(a),(b)	26,500
150,000	6.38	12/15/23(a),(b)	163,500
NeuStar, Inc.
100,000	4.50	01/15/23	87,000
SunGard Availability Services Capital, Inc.
25,000	8.75	04/01/22(b)	23,375
SunGard Data Systems, Inc.
100,000	7.38	11/15/18	105,750

			1,861,010
Telecommunications Equipment 1.28%
Alcatel-Lucent USA, Inc.
150,000	4.63	07/01/17(a),(b)	155,625
250,000	6.50	01/15/28	248,750
Avaya, Inc.
125,000	10.50	03/01/21(a),(b)	115,937
CommScope Holding Co., Inc.
50,000	6.63	06/01/20(b)	53,625
CommScope, Inc.
75,000	5.00	06/15/21(b)	76,875
75,000	5.50	06/15/24(b)	76,594

			727,406

Total Technology & Electronics			3,209,666
Telecommunication 7.59%
Telecom—Fixed Line 0.22%
EarthLink, Inc.
125,000	8.88	05/15/19	125,625

Telecom—Integrated/Services 3.23%
B Communications Ltd.
50,000	7.38	02/15/21(b)	54,000

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Telecommunication (continued)
Telecom—Integrated/Services (continued)
CenturyLink, Inc.
25,000	5.63	04/01/20	26,563
250,000	7.60	09/15/39	252,187
Cogent Communications Finance, Inc.
75,000	5.63	04/15/21(b)	74,625
Equinix, Inc.
175,000	5.38	04/01/23	179,812
Frontier Communications Corp.
25,000	7.63	04/15/24	27,031
Intelsat Luxembourg SA
50,000	6.75	06/01/18	53,188
100,000	8.13	06/01/23	108,500
Level 3 Financing, Inc.
50,000	8.13	07/01/19	54,813
25,000	8.63	07/15/20	28,125
Pacnet Ltd.
200,000	9.00	12/12/18(a),(b)	217,000
tw telecom holdings, Inc.
25,000	6.38	09/01/23	28,500
Windstream Corp.
443,000	7.50	04/01/23	481,762
200,000	6.38	08/01/23	203,500
Windstream Holding of the Midwest, Inc.
50,000	6.75	04/01/28	49,750

			1,839,356
Telecom—Wireless 2.20%
Digicel Group Ltd.
200,000	7.13	04/01/22(b)	209,000
Digicel Ltd.
100,000	8.25	09/01/17(b)	103,380
Nii International Telecom SA 08/19 11.375
100,000	11.38	08/15/19(b)	89,250
SBA Communications Corp.
150,000	4.88	07/15/22(b)	148,500

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

Corporate Obligations (continued)

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Telecommunication (continued)
Telecom—Wireless (continued)
T-Mobile USA, Inc.
50,000	5.25	09/01/18	52,687
50,000	6.54	04/28/20	54,187
75,000	6.25	04/01/21	79,969
25,000	6.73	04/28/22	27,063
225,000	6.63	04/01/23	245,250
25,000	6.84	04/28/23	27,313
Wind Acquisition Finance SA
200,000	7.38	04/23/21(b)	214,000

			1,250,599
Wireless Telecommunication Services 1.94%
Digicel Ltd.
250,000	6.00	04/15/21(b)	258,750
NII Capital Corp.
75,000	10.00	08/15/16	23,625
25,000	8.88	12/15/19	10,000
50,000	7.63	04/01/21	14,625
NII International Telecom SCA
25,000	7.88	08/15/19(b)	21,813
Sprint Capital Corp.
289,000	8.75	03/15/32	335,240
Sprint Corp.
350,000	7.88	09/15/23(b)	390,250
50,000	7.13	06/15/24(a),(b)	53,125

			1,107,428

Total Telecommunication			4,323,008
Utility 1.71%
Electric Generation 1.31%
Calpine Corp.
25,000	6.00	01/15/22(a),(b)	27,063

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Utility (continued)
Electric Generation (continued)
ContourGlobal Power Holdings SA
200,000	7.13	06/01/19(b)	200,600
Dynegy, Inc.
75,000	5.88	06/01/23	75,937
Energy Future Intermediate Holding Co., LLC
25,000	11.75	03/01/22(b)	30,875
GenOn Energy, Inc.
100,000	9.50	10/15/18	110,250
25,000	9.88	10/15/20	27,312
NRG Energy, Inc.
50,000	6.25	07/15/22(b)	53,375
25,000	6.25	05/01/24(b)	26,156
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc.
50,000	10.25	11/01/15	8,063
175,000	11.50	10/01/20(b)	160,562
Texas Competitive Electric Holdings Co., LLC
150,000	10.25	11/01/15	24,188

			744,381
Electric Integrated 0.40%
AES Corp/VA
50,000	3.23	06/01/19	50,500
75,000	5.50	03/15/24	77,063
Illinois Power Generating Co.
100,000	7.00	04/15/18	99,500

			227,063

Total Utility			971,444
Total Corporate Obligations (Cost $48,915,208)			51,037,091

Senior Term Loans 7.83%

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

Senior Term Loans (continued)

Senior Term Loans (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Automotive 0.68%
Auto Parts & Equipments 0.68%
Affinion Group, Inc.
25,000	8.50	10/12/18	25,140
Exide Technologies, Inc.
208,563	9.00	10/14/14	213,777
Federal Mogul Corp.
50,000	4.00	04/03/19	49,928
75,000	4.75	04/15/21	75,125
Ina Beteiligungsgesellschaft Usd Term Loan E
25,000	1.00	05/15/20	25,141

			389,111

Total Automotive			389,111
Basic Industry 0.62%
Chemicals 0.40%
Az Chem Us Inc. 1st Lien Term Loan
50,000	1.00	06/12/21	50,521
Az Chem Us Inc. 2nd Lien Term Loan
25,000	7.50	06/12/22	25,453
Kronos Worldwide, Inc.
49,875	4.75	02/18/20	50,358
W R Grace + Co.
26,316	1.00	02/03/21	26,296
73,500	3.00	02/03/21	73,445

			226,073
Forestry & Paper 0.13%
Newpage Corp.
75,000	9.50	02/11/21	75,309

Steel Producers & Products 0.09%
Atkore Intl, Inc.
25,000	4.50	04/09/21	25,042
25,000	7.75	10/09/21	25,219

			50,261

Total Basic Industry			351,643

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Capital Goods 0.48%
Diversified Capital Goods 0.22%
Gates Global Inc. Term Loan B
125,000	1.00	06/05/21	124,756
			124,756

Packaging 0.26%
Polymer Group, Inc.
18,976	0.00	12/19/19	19,095
55,884	5.25	12/19/19	56,477
Signode Industrial Group US, Inc.
75,000	4.00	05/01/21	74,844
			150,416

Total Capital Goods			275,172
Consumer Cyclical 0.48%
Department Stores 0.26%
JC Penney Corp., Inc.
25,000	5.00	06/20/19	25,072
Neiman Marcus Group Ltd., Inc.
124,376	4.25	10/25/20	124,298

			149,370
Food & Drug Retailers 0.09%
Stater Bros Mkts
50,000	4.75	05/12/21	50,312

Specialty Retail 0.13%
Michaels Stores, Inc.
25,000	1.00	01/28/20	25,037
PFS Holding Corp.
24,937	4.50	01/31/21	24,532
Phillips Pet Food + Supplies
25,000	1.00	01/28/22	24,875

			74,444

Total Consumer Cyclical			274,126

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

Senior Term Loans (continued)

Senior Term Loans (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Consumer Non-Cyclical 0.49%
Consumer Products 0.13%
Steinway Musical Instrs, Inc.
49,937	4.75	09/19/19	49,875
Vogue International LLC
24,938	5.25	02/14/20	25,062
			74,937

Food-Wholesale 0.36%
Diamond Foods, Inc.
49,875	4.25	08/20/18	49,947
Hearthside Group Hldgs LLC
50,000	4.50	06/02/21	50,417
Post Holdings, Inc.
50,000	1.00	06/02/21	50,465
Shearer S Foods Inc. 1st Lien Term Loan
25,000	1.00	06/18/21	25,102
Shearer S Foods Inc. 2nd Lien Term Loan
25,000	1.00	05/29/22	25,281
			201,212

Total Consumer Non-Cyclical			276,149

Energy 0.35%
Energy Exploration & Production 0.18%
NFR Energy, LLC
25,000	1.00	12/31/18	25,414
Seventy Seven Operating LLC
75,000	1.00	06/25/21	75,446

			100,860
Oil Field Equipment & Services 0.17%
Stallion Oilfield Holdings, Inc.
96,709	8.00	06/19/18	98,280

			98,280

Total Energy			199,140

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Financial Services 0.07%
Investments & Misc Financial Services 0.07%
JG Wentworth, LLC
39,087	7.00	02/07/19	39,233

Total Financial Services			39,233

Healthcare 0.88%
Health Care Providers & Services 0.09%
Opal Acquisition, Inc.
49,937	5.00	11/27/20	50,106

Health Facilities 0.36%
CRC Health Corp.
50,000	9.00	09/28/21	50,531
Davita Healthcare Partners, Inc. Term Loan B
75,000	3.50	06/24/21	75,449
Premier Dental Svcs, Inc.
74,625	6.00	11/01/18	74,998
			200,978

Managed Care 0.17%
MPH Acquisition Hldgs LLC
97,955	4.00	03/31/21	97,808

Pharmaceuticals 0.26%
JLL / Delta Dutch Newco B V
75,000	4.25	03/11/21	74,531
Mallinckrodt Intl Fin S A
74,875	3.50	03/19/21	74,948

			149,479

Total Healthcare			498,371
Insurance 0.13%
Life Insurance 0.13%
American Rock Salt Co. LLC
75,000	8.00	05/20/22	75,750

Total Insurance			75,750

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

Senior Term Loans (continued)

Senior Term Loans (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Media 1.14%
Media Cable 0.44%
Ziggo NV
92,447	1.00	01/15/22	91,432
59,574	1.00	01/15/22	58,920
97,979	1.00	01/15/22	96,903

			247,255
Printing & Publishing 0.70%
Cengage Learning Acquisitions
74,812	7.00	03/31/20	75,880
Clarke Amern Corp.
219,375	7.00	05/22/18	223,488
74,063	6.00	08/04/19	75,451
Getty Images, Inc.
24,937	1.00	10/18/19	24,124

			398,943

Total Media			646,198
Services 1.69%
Gaming 0.20%
Citycenter Holdings, LLC
113,658	5.00	10/16/20	114,688

Hotels 0.35%
Hilton Worldwide Finance, LLC
97,368	3.50	10/26/20	97,310
RHP Hotel Properties LP
100,000	3.75	01/15/21	100,604

			197,914
Support Services 0.70%
Sabre, Inc.
49,625	4.50	02/19/19	49,867
Sedgwick, Inc.
74,750	3.75	03/01/21	73,830
Travelport, LLC
267,200	9.50	01/31/16	275,583

			399,280

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Transportation Excluding Air & Rail 0.44%
Commercial Barge Line Co.
125,000	10.75	03/22/20	126,875
Syncreon Group Holdings BV
124,375	5.25	10/28/20	125,619
			252,494

Total Services			964,376
Technology & Electronics 0.30%
Electronics 0.25%
Entegris, Inc.
25,000	3.50	04/30/21	24,896
Iqor Us, Inc.
48,413	6.00	04/01/21	46,779
75,000	9.75	04/01/22	72,125

			143,800
Software & Services 0.05%
Asurion LLC
24,871	5.00	05/24/19	25,050

Total Technology & Electronics			168,850
Utility 0.52%
Electric Generation 0.52%
Atlantic Power Ltd. Partnership
46,873	4.75	02/26/21	47,459
Calpine Corp.
99,500	4.00	10/30/20	99,928
Energy Future Int Hold Co. Llc Dip Term Loan
50,000	4.25	06/19/16	50,394
Texas Competitive Elec Hldgs
43,564	0.00	05/05/16	43,755

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

Senior Term Loans (continued)

Preferred Stocks (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Utility (continued)
Electric Generation (continued)
56,436	3.75	05/05/16	56,771

			298,307

Total Utility			298,307
Total Senior Term Loans (Cost $4,409,451)			4,456,426

Convertible Bond 0.14%
Automotive 0.14%
Auto Parts & Equipments 0.14%
Meritor, Inc.
75,000	4.00	02/15/27	80,063

Total Automotive			80,063
Total Convertible Bond (Cost $72,323)			80,063

Preferred Stocks 1.03%

	Interest Rate (%)	Shares	Value ($)
Banking 0.67%
Banking 0.67%
Ally Financial, Inc. (b)	7.00%	288	290,169
Ally Financial, Inc.	8.50%	3,243	89,572

			379,741

Total Banking			379,741
Financials 0.13%
Diversified Financial Services 0.13%
Citigroup, Inc.	6.88%	1,749	47,468
General Finance Corp. *	8.13%	1,116	28,234

			75,702

Total Financials			75,702

Interest Rate (%)		Shares	Value ($)
Services 0.23%
Transportation Excluding Air & Rail 0.23%
Seaspan Corp.*	6.38%	5,046	129,493

Total Services			129,493
Total Preferred Stocks (Cost $566,355)			584,936

Common Stocks 0.14%

		Shares	Value ($)
Financials 0.01%
EME Reorganization Trust *		41,260	6,565

Total Financials			6,565
Insurance 0.10%
Ambac Financial Group, Inc. *		2,014	55,002

Total Insurance			55,002
Utility 0.03%
NRG Energy, Inc.		496	18,451

Total Utility			18,451

Total Common Stock (Cost $49,547)			80,018

Short-Term Investment 3.32%
State Street Institutional Liquid Reserve, 0.06% (d)		1,889,720	1,889,720

Total Short-Term Investment (Cost $1,889,720)			1,889,720

Total Investments 102.10% (Cost $55,902,604)			58,128,254

Liabilities Less Other Assets (2.10%)			(1,193,522)

Net Assets 100.00%			56,934,732

*	Non-income producing security.
(a)	Illiquid security.

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of these securities amounted to $28,898,381 or 50.76% of net assets.

Security	Acquisition date	Cost	Market Value
Alcatel-Lucent USA, Inc., 4.63%, maturing 07/01/17	12/05/13	149,478	155,625
Alliant Techsystems, Inc., 5.25%, maturing 10/01/21	10/22/13	25,000	25,938
Ashtead Capital, Inc., 6.5%, maturing 07/15/22	12/11/13	211,399	219,500
Audatex North America, Inc., 6%, maturing 06/15/21	06/27/13	25,407	26,813
Audatex North America, Inc., 6.13%, maturing 11/01/23	10/17/13	50,000	53,625
Avaya, Inc., 10.5%, maturing 03/01/21	12/05/13	118,386	115,937
Beverage Packaging Holdings Luxembourg II SA, 6%, maturing 06/15/17	12/04/13	100,000	102,750
Calpine Corp., 6%, maturing 01/15/22	10/17/13 & 10/18/13	24,811	27,063
CBC Ammo LLC / CBC FinCo, Inc., 7.25%, maturing 11/15/21	11/08/13	24,651	25,938
Chassix Holdings, Inc., 10%, maturing 12/15/18	12/10/13	73,630	75,938
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.13%, maturing 03/01/22	10/22/13	50,000	52,875
Endo Finance Co., 5.75%, maturing 01/15/22	12/11/13	125,625	127,812
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, maturing 01/15/22	10/21/13	25,000	26,250
Forest Laboratories, Inc., 5%, maturing 12/15/21	12/05/13	50,000	54,918
Freescale Semiconductor, Inc., 6%, maturing 01/15/22	12/04/13	156,686	160,125
GLP Capital LP / GLP Financing II, Inc., 4.88%, maturing 11/01/20	10/23/13 & 11/21/13	25,000	25,813
Headwaters, Inc., 7.25%, maturing 01/15/19	12/05/13	50,000	53,125
JBS Investments GmbH, 7.75%, maturing 10/28/20	10/23/13	200,000	215,000
The Kenan Advantage Group, Inc., 8.38%, maturing 12/15/18	12/12/13	26,136	26,812
LifePoint Hospitals, Inc., 5.5%, maturing 12/01/21	11/21/13	75,000	78,750
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc., 8.13%, maturing 11/15/21	10/29/13	125,792	131,250
NCR Escrow Corp., 5.88%, maturing 12/15/21	12/05/13	25,000	26,500
NCR Escrow Corp., 6.38%, maturing 12/15/23	12/05/13	151,261	163,500
Neiman Marcus Group Ltd., Inc., 8%, maturing 10/15/21	12/11/13	100,711	108,250
Opal Acquisition, Inc., 8.88%, maturing 12/15/21	12/10/13	175,000	184,844
Pacnet Ltd., 9%, maturing 12/12/18	12/05/13	200,000	217,000
Palace Entertainment Holdings LLC / Palace Entertainment Holdings Corp., 8.88%, maturing 04/15/17	12/19/13	50,000	51,969
Penn National Gaming, Inc., 5.88%, maturing 11/01/21	10/21/13 & 10/22/13	50,000	47,375
Prospect Holding Co. LLC / Prospect Holding Finance Co., 10.25%, maturing 10/01/18	09/18/13	73,128	74,625
Roundy’s Supermarkets, Inc., 10.25%, maturing 12/15/20	12/13/13	72,868	79,594
rue21, Inc., 9%, maturing 10/15/21	10/25/13 & 12/05/13	18,413	18,375
Salix Pharmaceuticals Ltd., 6%, maturing 01/15/21	12/12/13	50,000	53,750
Sprint Corp., 7.13%, maturing 06/15/24	12/09/13	51,081	53,125

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

(c)	Defaulted security.
(d)	Yield as of June 30, 2014.

EUR — Euro Currency.

PIK — Paid in Kind.

Credit Quality Breakdown* (% of Total Investments as of June 30, 2014) S&P Ratings
A-	0.05%
BBB+	0.09%
BBB	0.88%
BBB-	0.66%
BB+	6.51%
BB	10.18%
BB-	11.86%
B+	10.30%
B	14.59%
B-	10.68%
CCC+	18.65%
CCC	2.58%
CCC-	2.20%
CC	0.22%
D	0.17%
NR	5.99%
Equity and Other	1.14%
Short-Term Investments	3.25%

Total	100.0%

*	Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

NR — Not rated.

Security ratings disclosed, if any, are obtained from

Standard & Poor’s/Moody’s Investors Service.

Schedule of Investments (Unaudited) - High Yield Fund

as of June 30, 2014

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$51,037,091	$—	$51,037,091
Senior Term Loans	—	4,456,426	—	4,456,426
Convertible Bond	—	80,063	—	80,063
Preferred Stocks	294,767	290,169	—	584,936
Common Stocks	80,018	—	—	80,018
Short-Term Investment	—	1,889,720	—	1,889,720

Total Investments	$374,785	$57,753,469	$—	$58,128,254

There were no transfers between Level 1, 2, or 3 as of June 30, 2014, based upon the valuation input levels assigned to securities on September 30, 2013.

The accompanying notes are an integral part of the financial statements.

Notes to Schedule of Investments (Unaudited)

A. Organization

Nomura Partners Funds, Inc. (originally incorporated as The Japan Fund, Inc.) (the “Corporation”) was incorporated under the laws of the State of Maryland in 1961. Effective December 1, 2008, the Corporation changed its name from The Japan Fund, Inc. to Nomura Partners Funds, Inc. The Corporation is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation currently consists of the following two series: The Japan Fund and High Yield Fund (each individually a “Fund” and collectively, the “Funds”). Each Fund is classified as a diversified series of the Corporation under the 1940 Act.

B. Summary of Significant Accounting Policies

The Funds’ schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions at the date of the financial statements that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates. Management has evaluated the impact of all events or transactions occurring after period end through the date these schedules of investments were issued, and has determined that, except as set forth in Note E, there were no subsequent events requiring recognition or disclosure. The following summarizes the significant accounting policies:

Security Valuation. Securities listed or otherwise traded on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter (“OTC”), are valued at their most recent sale price as of the close of regular trading on the primary exchange or market (foreign or domestic) on which they are traded, or if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued in accordance with fair value methods (the “Fair Value Procedures”) approved by the Board. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the security’s primary exchange or market.

Debt securities are priced based upon valuations provided by independent, third party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the Funds’ primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until an independent source can be secured. Debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

Participatory notes are valued based on the current day’s price of the underlying securities if a quoted price is not available.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed (“Local Currency”), the value of these portfolio assets in terms of U.S. Dollars is calculated by converting the Local Currency into U.S. Dollars at the prevailing currency exchange rate on the valuation date.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, including, but not limited to, when (i) the security’s trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; (iv) the security has not been traded for an extended period of time; (v) the security’s primary pricing source is not able or willing to provide a price; (vi) trading of the security is subject to local government-imposed restrictions; and (vii) a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Funds calculate NAVs, that security will be valued by another method that the Board believes accurately reflects fair value in accordance with the Funds’ Fair Value Procedures.

These events may create arbitrage opportunities that may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of overseas markets but prior to the close of U.S. market. The Fair Value Procedures, therefore, include a procedure whereby foreign securities’ prices may be “fair valued” by an independent pricing service, in accordance with a valuation policy approved by the Board to take those factors into account. At June 30, 2014, foreign securities representing the following percentages of net assets of the Funds were valued using fair value prices based on those adjustments and are classified as using Level 2 inputs within the valuation inputs disclosure on each Fund’s Schedule of Investments:

Funds
The Japan Fund	97.7%
High Yield Fund	N/A

Pursuant to the Fair Value Procedures for the Funds, the Board has delegated day-to-day responsibility for fair value determinations to the Corporation’s Pricing and Fair Valuation Committee. Fair value determinations are subject to review, approval or ratification by the Board.

At June 30, 2014, the total value of securities held that were fair valued using methods determined in good faith by the Corporation’s Pricing and Fair Valuation Committee represented approximately less than 0.1% of the net assets for High Yield Fund.

There can be no assurance that a fair value used by the Funds on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the Fair Value Procedures will prevent dilution of a Fund’s NAV by short-term traders.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. These inputs are summarized into the three broad levels listed below. Each Fund’s hierarchy can be found on the Fund’s Schedule of Investments.

Level 1 – quoted unadjusted prices for identical instruments in active markets to which a Fund has access at the date of measurement.

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect a Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between Levels based on valuations at the end of the reporting period. Each Fund may hold securities which are periodically fair valued in accordance with the Funds’ Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no additional transfers between Level 1, 2, or 3 as of June 30, 2014, based on the valuation input Levels on September 30, 2013 for the Funds, other than what was disclosed following each Fund’s Schedule of Investments.

Real Estate Investment Trust. Each Fund is permitted to invest in real estate investment trusts (“REITs”). If a Fund invests in a REIT, such Fund will be subject to the risks associated with owning real estate and with the real estate industry generally. These risks include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in real estate markets, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Restricted Securities. Each Fund is permitted to invest in restricted securities. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to the Funds. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Participatory Notes. Each Fund may invest in participatory notes. Participatory notes, which may be issued in various structures and may be designated by different terms, including, but not limited to, P-Notes and warrants, are instruments that derive their value from an underlying or referenced financial instrument, such as an equity share. Generally, non-U.S.-based brokerages buy locally-based securities and then issue participatory notes to investors. Participatory notes are subject to both investment risk relating to the underlying or referenced financial instrument and credit risk based on the uncertainty of the counterparty’s (i.e., the non-U.S.-based broker’s) ability to meet its obligations.

Foreign Currency. The books and records of the Funds are maintained in U.S. Dollars. The valuation of investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. Dollars at the prevailing exchange rates each business day. Purchases and sales of investment securities, income and expenses are translated into U.S. Dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. Dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates are not separately disclosed but are included with net realized and unrealized gains and losses on investment securities.

Security Transactions. Security Transactions are accounted for on the trade date.

C. Tax Basis of Investments

Cost of investments for Federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized appreciation (depreciation) on investments at June 30, 2014 consisted of:

Funds	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*	Tax Cost
The Japan Fund	$46,498,827	$(1,032,248)	$45,466,579	$117,486,114
High Yield Fund	2,456,234	(230,584)	2,225,650	55,902,604

*	Does not include unrealized appreciation/depreciation on currency.

D. Principal Risks of Investing in the Funds

Investment Risks. The Funds’ investments in foreign companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (i) social, economic and political stability; (ii) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of foreign companies trade; (iii) currency exchange fluctuations, currency blockage and higher levels of inflation; (iv) controls on foreign investment and limitations on repatriation of invested capital and on the Funds’ ability to exchange local currencies for U.S. Dollars; (v) governmental involvement in and control over the economy; (vi) risk of nationalization or expropriation of assets; (vii) the nature of the smaller, less seasoned and newly organized foreign companies; and (viii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Concentration of Market Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are denominated in foreign currencies. As a result, changes in the value of the foreign currencies compared to the U.S. Dollar may affect (positively or negatively) the value of the Funds’ investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country.

Emerging Markets Risk. The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

High Yield Bonds Risk. The Fund’s investment in high yield bonds (also known as junk bonds) will subject the Fund to greater levels of credit and liquidity risks than funds that invest in higher rated securities. While offering greater opportunity for higher yields and capital growth, high yield bonds usually are subject to greater price volatility and may be less liquid than higher rated securities. An economic downturn or period of rising interest rates may adversely affect the market for these securities (see “Inflation Risk” below) and reduce the Fund’s ability to sell these securities (see “Liquidity Risk” below). These securities are considered to be high-risk investments, are speculative with respect to the capacity to pay interest and repay principal (see “Credit/ Default Risk” below) and may be issued by companies that are highly leveraged, less creditworthy or financially distressed (see “Distressed Securities Risk” below). These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities. The market price of these securities can change suddenly and unexpectedly. You should not invest in the Fund unless you are willing to assume the greater risk associated with high yield bonds.

Bank Loan Risk. These investments expose a Fund to the credit risk of both the financial institution and the underlying borrower. The market for loans may not be highly liquid and a Fund may have difficulty selling them. Typically a Fund will acquire loans through assignments. In assignments, a Fund has no recourse against the selling institution, and the selling institution generally makes no representations about the underlying loan, the borrowers, the documentation or the collateral. In assignments, the rights against the borrower that are acquired by a Fund may be more limited than those held by the assigning lender. The Fund’s bank loan investments will usually be senior loans. Senior Loans are loans that have a right to payment senior to most other debts of the borrower. Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions (the “Lenders”) represented in each case by one or more such Lenders acting as agent (the “Agent”) of the several Lenders. On behalf of the Lenders, the Agent is primarily responsible for negotiating the loan agreement (“Loan Agreement”) that establishes the relative terms and conditions of the Senior Loan and rights of the borrower and the Lenders.

Inflation (Interest Rate) Risk. Generally, high yield bonds will decrease in value when interest rates rise and increase in value when interest rates decline. Interest rate risk is the risk that the high yield bonds will decline in value because of increases in interest rates. Interest rate changes normally have a greater effect on the prices of longer-term high yield bonds than shorter-term high yield bonds. In addition, during periods of declining interest rates, the issuers of high yield bonds held by the Fund may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding debt securities. This is known as “Prepayment Risk” and may reduce the Fund’s income. Variable and floating rate securities are less sensitive to market interest rate changes, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities generally will not increase in value if interest rates decline. A decrease in market interest rates may adversely affect the income the Fund receives from such securities and the net asset value of the Fund’s shares.

Liquidity Risk. Certain securities that are thinly traded or that otherwise might not be easily disposed in the course of regular trading may be deemed to be illiquid securities. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. The Fund may invest up to 15% of its assets in illiquid securities.

Credit/Default Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value may be reduced. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Distressed Securities Risk. Investing in distressed securities is speculative and involves significant risks. Distressed securities may be the subject of bankruptcy proceedings or in default as to the repayment of principal and/or interest or rated in the lower rating categories (Ca or lower by Moody’s and CC or lower by S&P or Fitch). Distressed securities frequently do not produce income and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment.

Please refer to the prospectus for a complete description of risks associated with the Funds.

E. Subsequent Event

A prospectus/proxy statement has been filed and mailed in connection with a Special Meeting of Shareholders of the Corporation (the “Special Meeting”), comprised of the shareholders of the High Yield Fund and The Japan Fund. The Special Meeting is scheduled for Wednesday, September 10, 2014, at 4:00 p.m. Eastern Time, at the offices of Davis Polk & Wardwell located at 450 Lexington Avenue, New York, New York 10017. The purposes of the Special Meeting of the Corporation are as follows:

1.	To consider and approve an amendment to the Corporation’s charter removing the requirement that shareholder approval be obtained for a sale or transfer of all or substantially all of the assets of the Corporation.

2.	To transact such other business as may properly come before the Special Meeting or any postponements or adjournments thereof.

Shareholders of record at the close of business on June 27, 2014, are entitled to notice of, and to vote at, the Special Meeting.

Subject to and following the approval of a charter amendment by the Corporation’s shareholders, the Corporation will transfer all of the assets and specified liabilities of The Japan Fund to the Matthews Japan Fund in exchange for shares of the Matthews Japan Fund. The Japan Fund will distribute these shares of the Matthews Japan Fund on the closing date.

The Japan Fund and the High Yield Fund remain closed to all purchases and exchanges.

Item 2. Controls and Procedures

(a) The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibit

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nomura Partners Funds, Inc.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
President and Principal Executive Officer

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
President and Principal Executive Officer

Date: August 28, 2014

By (Signature and Title)*	/s/ William C. Cox
William C. Cox
Treasurer and
Principal Financial Officer

Date: August 28, 2014

*	Print the name and title of each signing officer under his or her signature.